Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2010 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend 2010 Fund - Class A
Bar Chart Table:
Annual Return 2019	14.06%
Annual Return 2020	10.38%
Annual Return 2021	4.87%
Annual Return 2022	(13.83%)
Annual Return 2023	9.46%